Wireless Device Payment Plans - Activity in Allowance for Credit Losses for Device Payment Plan Agreement Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 848	$ 688
Bad debt expense	459	718
Write-offs	(710)	(558)
Ending balance	$ 597	$ 848